Income Tax - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
GST taxes payable	$ 39,853	$ 21,707
Income taxes payable	1,585,142	1,395,466
Totals	$ 1,624,995	$ 1,417,173